(Delaware International Bond Fund Retail)
What is the Fund's investment objective?
The Delaware International Bond Fund seeks total return.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware International Bond Fund Retail) Delaware International Bond Fund	Class A	Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware International Bond Fund Retail) Delaware International Bond Fund		Class A	Class C	Class R
Management fees		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.30%	1.00%	0.60%
Other expenses	[1]	1.45%	1.45%	1.45%
Total annual fund operating expenses		2.40%	3.10%	2.70%
Fee waivers and expense reimbursements	[2]	(1.30%)	(1.25%)	(1.35%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.10%	1.85%	1.35%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 20, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A and Class R shares' 12b-1 fee for the Fund from July 15, 2011 through July 20, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Bond Fund (Delaware International Bond Fund Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,046	1,560	2,968
Class C	288	840	1,516	3,324
Class R	137	710	1,309	2,933

Expense Example, No Redemption Delaware International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Delaware International Bond Fund Retail)	188	840	1,516	3,324

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware International Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 28, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. No performance information is shown below for the Fund's Class C and Class R shares because they had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware International Bond Fund (Delaware International Bond Fund Retail)	1 Year	5 Years	10 Years
Class A	7.45%	8.33%	8.78%
Class A Return after taxes on distributions	5.84%	5.96%	6.45%
Class A Return after taxes on distributions and sale of Fund shares	4.81%	5.77%	6.24%
Citigroup Non-U.S. World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.21%	7.59%	7.42%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

(Delaware International Bond Fund Institutional)
What is the Fund's investment objective?
The Delaware International Bond Fund seeks total return.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware International Bond Fund		Institutional Class (Delaware International Bond Fund Institutional)
Management fees		0.65%
Distribution and service (12b-1) fees		none
Other expenses	[1]	1.45%
Total annual fund operating expenses		2.10%
Fee waivers and expense reimbursements	[2]	(1.25%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.85%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan and certain non-routine expenses) in order to prevent annual fund operating expenses from exceeding, in an aggregate amount, 0.85% of the Fund's average daily net assets from July 15, 2011 through July 20, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware International Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (Delaware International Bond Fund Institutional)	87	537	1,014	2,332

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations. The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for non-hedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates -- Investments in a fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of a fund, the repayment of capital from a fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk -- The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

High yield (junk bond) risk -- The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Pre-payment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk -- Derivative contracts, such as options, futures and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Non-diversification risk -- A non-diversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a non-diversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware International Bond Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our website at www.delawareinvestments.com/performance.

The Fund is the successor to The International Fixed Income Portfolio of the Delaware Pooled Trust pursuant to the reorganization (Reorganization) of The International Fixed Income Portfolio into Class A of the Fund, which will occur on or about July 28, 2011. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below is historical information for The International Fixed Income Portfolio. Because the Fund's fees and expenses are higher than those of The International Fixed Income Portfolio, the Fund's performance would have been lower than that shown below for The International Fixed Income Portfolio. The performance information shown below is for the Fund's Class A shares because the Institutional Class shares had not commenced operations as of the date of this Prospectus.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 14.38% for the quarter ended June 30, 2002 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware International Bond Fund (Delaware International Bond Fund Retail)	1 Year	5 Years	10 Years
Class A	7.45%	8.33%	8.78%
Class A Return after taxes on distributions	5.84%	5.96%	6.45%
Class A Return after taxes on distributions and sale of Fund shares	4.81%	5.77%	6.24%
Citigroup Non-U.S. World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	5.21%	7.59%	7.42%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.